INCOME TAXES (Details 3) - CNY (¥) ¥ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net loss carryforward	¥ 158,910	¥ 113,333
Pre-opening expenses	785	306
Deferred revenue	72,914	62,977
Deferred rent	5,316	4,684
Long-term assets	27,341	8,460
Bad debt provision	1,390	1,494
Accrual for customer loyalty program	28,437	17,869
Accrued payroll	2,791	2,462
Other accrued expenses	850	4,457
Share-based compensation	10,857	9,745
Others	1,613	577
Valuation allowance	(92,527)	(62,868)
Total deferred tax assets	218,677	163,496
Deferred tax liabilities:
Favorable lease	30,641	23,545
Capitalized interest	4,163	4,410
Unrealized gain for investment	16,636	9,485
Others	9,853	1,039
Total deferred tax liabilities	61,293	38,479
Deferred tax assets are analyzed as:
Current	98,200	80,026
Non-Current	120,477	83,470
Deferred Tax Assets, Net, Total	218,677	163,496
Deferred tax liabilities are analyzed as:
Current	1,465	701
Non-current	59,828	37,778
Deferred Tax Liabilities, Gross, Total	¥ 61,293	¥ 38,479